GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Change in Carrying Amounts
	2013				2014
	Internet	Mobile			Internet	Mobile
	games	games	WVAS	Total	games	games	WVAS	Total

Gross amount:
Beginning balance	$68,408,299	$20,274,048	$43,929,382	$132,611,729	$70,506,823	$20,882,730	$44,035,400	$135,424,953
Exchange differences	2,098,524	608,682	106,018	2,813,224	(191,276)	(55,479)	(12,317)	(259,072)

Ending balance	70,506,823	20,882,730	44,035,400	135,424,953	70,315,547	20,827,251	44,023,083	135,165,881

Accumulated impairment loss:
Beginning balance	(3,182,185)	-	(41,878,521)	(45,060,706)	(3,279,803)	-	(41,878,521)	(45,158,324)
Exchange differences	(97,618)	-	-	(97,618)	8,898	-	2,653	11,551

Ending balance	(3,279,803)	-	(41,878,521)	(45,158,324)	(3,270,905)	-	(41,875,868)	(45,146,773)

Goodwill, net	$67,227,020	$20,882,730	$2,156,879	$90,266,629	$67,044,642	$20,827,251	$2,147,215	$90,019,108